CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash	$ 2,452,248	$ 1,121,092	$ 893,720
Accounts receivable, net	286,871	3,418,263	1,738,543
Contract assets	1,006,791	425,722	3,449
Inventory	1,544,755	1,428,360	298,338
Prepaid expenses and other current assets	496,545	441,320	354,613
Total Current Assets	5,787,210	6,834,757	3,288,663
Property and equipment, net	609,941	629,490	603,253
Operating lease right of use asset	4,534,593	4,689,931	4,925,765
Security deposit	550,000	600,000	600,000
Software development costs, net	579,655	265,208
Convertible note receivable, net	150,625
Patents and trademarks, net	92,603	69,733	66,482
TOTAL ASSETS	12,304,627	13,089,119	9,484,163
CURRENT LIABILITIES:
Accounts payable	760,029	2,290,390	1,044,500
Notes payable - financing agreements	259,062	74,575	52,503
Accrued expenses	302,108	453,023	618,093
Equipment financing payable-current portion		22,851	80,335
Operating lease obligations-current portion	769,563	696,869	315,302
Contract liabilities	2,439,640	957,997	1,829,311
Total Current Liabilities	4,530,402	4,495,705	3,940,044
Equipment financing agreement, less current portion			22,851
Operating lease obligations, less current portion	4,389,690	4,542,943	4,739,783
Total Liabilities	8,920,092	9,038,648	8,702,678
Commitments and Contingencies (Note 4)
STOCKHOLDERS' EQUITY:
Preferred Stock, Value
Common stock: $0.001 par value; 500,000,000 shares authorized, 7,240,545 and 7,156,876 shares issued, 7,239,221 and 7,155,552 shares outstanding at June 30, 2023 and December 31, 2022, respectively	7,240	7,156	4,111
Additional paid-in-capital	61,029,659	56,562,600	46,431,874
Accumulated deficit	(57,494,917)	(52,361,834)	(45,497,051)
Sub-total	3,541,987	4,207,923	938,937
Less: Treasury stock (1,324 shares of common stock at June 30, 2023 and December 31, 2022)	(157,452)	(157,452)	(157,452)
Total Stockholders' Equity	3,384,535	4,050,471	781,485
Total Liabilities and Stockholders' Equity	12,304,627	13,089,119	9,484,163
Convertible Series A Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value
Convertible Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value			1
Convertible Series C Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value			2
Convertible Series D Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value	1	1
Convertible Series E Preferred Stock [Member]
STOCKHOLDERS' EQUITY:
Preferred Stock, Value	$ 4